Pension and Postretirement Benefit Plans - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Settlement losses			$ 0	$ (18)	$ (11)
Contributions	$ 25	$ 23	46	45	44
U.S.
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation			$ 316	$ 318
U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocations			52.00%	50.00%
U.S. | Fixed Income Securities and Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Target allocations			25.00%	24.00%
U.S. | Alternatives
Defined Benefit Plan Disclosure [Line Items]
Target allocations			23.00%	26.00%
Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation			$ 113	$ 104
Pension Benefits | U.S.
Defined Benefit Plan Disclosure [Line Items]
Settlement losses			0	(18)	(11)
Anticipated employer contributions next fiscal year			22
Pension Benefits | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Settlement losses			0	$ 0	$ 0
Anticipated employer contributions next fiscal year			1
Other Postretirement Benefit Plans | U.S.
Defined Benefit Plan Disclosure [Line Items]
Anticipated employer contributions next fiscal year			1
Other Postretirement Benefit Plans | Canada
Defined Benefit Plan Disclosure [Line Items]
Anticipated employer contributions next fiscal year			$ 0